UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2014

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.9%
Johnson Controls Inc.	1,004,252	$47,440,864

Automobiles - 0.4%
Harley-Davidson Inc.	394,183	24,368,393

Hotels, Restaurants & Leisure - 1.0%
Starwood Hotels & Resorts Worldwide Inc.	388,087	29,820,605
Yum! Brands Inc.	388,241	26,943,926

Total Hotels, Restaurants & Leisure		56,764,531

Internet & Catalog Retail - 0.2%
Amazon.com Inc.	42,695	13,363,108	*

Media - 7.1%
Comcast Corp., Class A Shares	3,184,726	171,115,328
Twenty-First Century Fox Inc.	1,195,216	37,864,443
Walt Disney Co.	2,057,968	176,738,292

Total Media		385,718,063

Specialty Retail - 3.1%
Home Depot Inc.	1,390,076	112,387,645
TJX Cos. Inc.	1,039,370	55,388,027

Total Specialty Retail		167,775,672

TOTAL CONSUMER DISCRETIONARY		695,430,631

CONSUMER STAPLES - 8.3%
Beverages - 1.6%
Coca-Cola Co.	1,207,653	47,448,686
PepsiCo Inc.	456,785	40,242,759

Total Beverages		87,691,445

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	1,195,550	91,292,198
Wal-Mart Stores Inc.	1,266,362	93,178,916

Total Food & Staples Retailing		184,471,114

Food Products - 1.3%
General Mills Inc.	427,608	21,444,541
Kraft Foods Group Inc.	398,996	21,380,201
Mondelez International Inc., Class A Shares	785,730	28,286,280

Total Food Products		71,111,022

Household Products - 2.0%
Kimberly-Clark Corp.	430,661	44,732,758
Procter & Gamble Co.	812,427	62,816,855

Total Household Products		107,549,613

TOTAL CONSUMER STAPLES		450,823,194

ENERGY - 10.4%
Energy Equipment & Services - 2.6%
Cameron International Corp.	702,240	49,795,838	*
Schlumberger Ltd.	401,225	43,488,778
Weatherford International PLC	2,134,616	47,751,360	*

Total Energy Equipment & Services		141,035,976

Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	594,641	63,537,391
Chevron Corp.	771,390	99,694,444
ConocoPhillips	383,227	31,616,228
Exxon Mobil Corp.	1,556,261	153,976,463
Hess Corp.	373,027	36,922,212

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	401,366	$39,217,472

Total Oil, Gas & Consumable Fuels		424,964,210

TOTAL ENERGY		566,000,186

FINANCIALS - 14.5%
Banks - 6.1%
BB&T Corp.	526,612	19,495,176
Citigroup Inc.	1,286,859	62,940,274
JPMorgan Chase & Co.	1,769,122	102,025,266
SunTrust Banks Inc.	601,348	22,881,291
U.S. Bancorp	883,324	37,126,108
Wells Fargo & Co.	1,761,547	89,662,742

Total Banks		334,130,857

Consumer Finance - 0.9%
American Express Co.	192,437	16,934,456
Synchrony Financial	1,267,800	29,159,400

Total Consumer Finance		46,093,856

Diversified Financial Services - 2.0%
Berkshire Hathaway Inc., Class A Shares	591	111,181,284	*

Insurance - 4.0%
MetLife Inc.	1,420,927	74,740,760
Travelers Cos. Inc.	1,582,997	141,773,212

Total Insurance		216,513,972

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	586,241	55,335,288

Real Estate Management & Development - 0.5%
Forest City Enterprises Inc., Class A Shares	1,447,684	27,752,102	*

TOTAL FINANCIALS		791,007,359

HEALTH CARE - 13.9%
Biotechnology - 1.7%
Amgen Inc.	423,344	53,929,792
BioMarin Pharmaceutical Inc.	185,096	11,442,635	*
Celgene Corp.	275,018	23,967,819	*

Total Biotechnology		89,340,246

Health Care Equipment & Supplies - 0.9%
Covidien PLC	581,175	50,277,449

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	266,706	20,512,358
Cardinal Health Inc.	325,161	23,297,786
Express Scripts Holding Co.	341,031	23,752,809	*
UnitedHealth Group Inc.	604,065	48,959,468

Total Health Care Providers & Services		116,522,421

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	343,110	41,687,865

Pharmaceuticals - 8.4%
AbbVie Inc.	418,180	21,887,541
AstraZeneca PLC, ADR	172,278	12,540,116
Bristol-Myers Squibb Co.	666,210	33,723,550
GlaxoSmithKline PLC, ADR	522,268	25,262,103
Johnson & Johnson	1,274,340	127,548,691
Merck & Co. Inc.	1,843,331	104,590,601
Pfizer Inc.	3,137,720	90,052,564
Roche Holding AG, ADR	1,178,816	42,820,491

Total Pharmaceuticals		458,425,657

TOTAL HEALTH CARE		756,253,638

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.3%
Honeywell International Inc.	813,983	$74,748,059
Raytheon Co.	570,820	51,813,331

Total Aerospace & Defense		126,561,390

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide Inc.	143,100	9,653,526
United Parcel Service Inc., Class B Shares	860,483	83,544,294

Total Air Freight & Logistics		93,197,820

Commercial Services & Supplies - 1.0%
Tyco International Ltd.	910,407	39,284,062
Waste Management Inc.	368,929	16,561,223

Total Commercial Services & Supplies		55,845,285

Electrical Equipment - 0.6%
Eaton Corp. PLC	434,248	29,494,124

Industrial Conglomerates - 3.9%
3M Co.	412,413	58,104,868
General Electric Co.	4,104,776	103,235,116
United Technologies Corp.	485,084	51,006,583

Total Industrial Conglomerates		212,346,567

Machinery - 0.3%
Pentair PLC	274,079	17,560,242

TOTAL INDUSTRIALS		535,005,428

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.8%
Cisco Systems Inc.	1,770,573	44,671,557
Juniper Networks Inc.	663,453	15,617,683	*
QUALCOMM Inc.	495,524	36,520,119

Total Communications Equipment		96,809,359

Internet Software & Services - 3.7%
eBay Inc.	820,135	43,303,128	*
Facebook Inc., Class A Shares	375,394	27,272,374	*
Google Inc., Class A Shares	116,862	67,727,372	*
Google Inc., Class C Shares	116,862	66,798,319	*

Total Internet Software & Services		205,101,193

IT Services - 2.4%
Automatic Data Processing Inc.	807,280	65,639,937
Visa Inc., Class A Shares	321,475	67,834,439

Total IT Services		133,474,376

Semiconductors & Semiconductor Equipment - 0.4%
Texas Instruments Inc.	426,772	19,738,205

Software - 5.3%
Adobe Systems Inc.	491,055	33,936,811	*
Citrix Systems Inc.	385,120	26,084,178	*
Microsoft Corp.	3,256,935	140,569,315
Oracle Corp.	1,186,064	47,905,125
Red Hat Inc.	328,570	19,096,488	*
VMware Inc., Class A Shares	198,550	19,727,928	*

Total Software		287,319,845

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	1,788,409	170,918,248
EMC Corp.	1,561,149	45,741,666

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2014

SECURITY			SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
International Business Machines Corp.			216,670	$41,529,139

Total Technology Hardware, Storage & Peripherals				258,189,053

TOTAL INFORMATION TECHNOLOGY				1,000,632,031

MATERIALS - 4.4%
Chemicals - 4.4%
E.I. du Pont de Nemours & Co.			302,101	19,428,115
Ecolab Inc.			541,500	58,768,995
Monsanto Co.			192,777	21,801,151
PPG Industries Inc.			696,104	138,079,190

TOTAL MATERIALS				238,077,451

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Inc.			2,408,724	85,726,487
Verizon Communications Inc.			1,014,690	51,160,670

TOTAL TELECOMMUNICATION SERVICES				136,887,157

UTILITIES - 0.3%
Electric Utilities - 0.3%
Northeast Utilities			361,564	15,872,659

TOTAL COMMON STOCKS (Cost - $2,657,945,900)				5,185,989,734

			SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 0.6%
Financials - 0.6%
Blackstone Group LP (Cost - $17,950,541)			1,002,948	32,776,341

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,675,896,441)				5,218,766,075

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreements - 4.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity - $195,010,251; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value - $198,910,180)	0.050%	8/1/14	$195,009,980	195,009,980

Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $71,117,197; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value - $73,250,538)	0.090%	8/1/14	71,117,020	71,117,020

TOTAL SHORT-TERM INVESTMENTS (Cost - $266,127,000)				266,127,000

TOTAL INVESTMENTS - 100.6% (Cost - $2,942,023,441#)				5,484,893,075
Liabilities in Excess of Other Assets - (0.6)%				(31,118,993)

TOTAL NET ASSETS - 100.0%				$5,453,774,082

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$5,185,989,734	—	—	$5,185,989,734
Master limited partnerships	32,776,341	—	—	32,776,341

Total long-term investments	$5,218,766,075	—	—	$5,218,766,075

Short-term investments†	—	$266,127,000	—	266,127,000

Total investments	$5,218,766,075	$266,127,000	—	$5,484,893,075

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,542,869,634
Gross unrealized depreciation	—

Net unrealized appreciation	$2,542,869,634

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2014